As filed with the Securities and Exchange Commission on October 9, 2025.

Registration Nos. 33-88458
811-08946

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.	O
Post-Effective Amendment No. 80	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 889 (Check appropriate box or boxes)	X

SEPARATE ACCOUNT A
(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY
(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3011
(Depository’s Telephone Number, including Area Code)

Alison Ryan

Assistant Vice President and Managing Assistant General Counsel II
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

O immediately upon filing pursuant to paragraph (b) of Rule 485
X on October 9, 2025 pursuant to paragraph (b) of Rule 485
O 60 days after filing pursuant to paragraph (a)(1) of Rule 485
O on ________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

O This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Supplement dated October 9, 2025, to the Statutory Prospectus and Updating Summary Prospectus dated May 1, 2025 for the following variable annuity policies:

Issued by Pacific Life Insurance Company	Issued by Pacific Life & Annuity Company

Pacific Choice Variable Annuity

Pacific Odyssey (Offered before October 1, 2013)

Pacific Innovations

Pacific Innovations Select

Pacific Journey

Pacific Journey Select (Offered before October 1, 2013)

Pacific Journey Select (Offered on and after October 1, 2013)

Pacific Navigator

Pacific One

Pacific One Select

Pacific Portfolios

Pacific Portfolios for Chase

Pacific Select Variable Annuity

Pacific Value

Pacific Value Edge

Pacific Value Select (Offered before October 1, 2013)

Pacific Value Select (Offered on and after October 1, 2013)

Pacific Voyages

Pacific Odyssey (Offered before October 1, 2013)

Pacific Odyssey (Offered on and after October 1, 2013)

Pacific Innovations Select

Pacific Journey Select (Offered before October 1, 2013)

Pacific Journey Select (Offered on and after October 1, 2013)

Pacific Navigator

Pacific One Select

Pacific Portfolios

Pacific Portfolios for Chase

Pacific Value

Pacific Quest

Pacific Value Edge

Pacific Value Select (Offered before October 1, 2013)

Pacific Value Select (Offered on and after October 1, 2013)

Pacific Voyages

The purpose of this supplement is to announce certain underlying fund changes. This supplement must be preceded or accompanied by the Updating Summary Prospectus or Statutory Prospectus, as applicable, (collectively, the "Prospectus") for your Contract, as supplemented. All information in the Prospectus dated May 1, 2025, remains in effect unless otherwise supplemented. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. "We'', "us'', or "our" refer to Pacific Life Insurance Company or Pacific Life & Annuity Company, as applicable; "you" or "your" refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 722-4448 or (800) 748-6907 for New York contracts, or online at http://www.PacificLife.com/Prospectuses. Please retain this supplement for future reference.

Effective November 3, 2025, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to add the following fund:

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
This Fund seeks capital appreciation.	Pacific Select Fund Capital Appreciation Portfolio Class I; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	0.95%[1]	NA	NA	NA

1 To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Effective November 3, 2025, the allowable Investment Options in the LIVING BENEFIT ALLOCATION REQUIREMENTS section in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to add the following Allowable Investment Option as an eligible allocation for all Living Benefit Riders:

PSF Capital Appreciation Portfolio

Effective November 3, 2025, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to reflect the following changes:

●	The Subadvisor for the Pacific Select Fund Small-Cap Growth will change from MFS Investment Management to Goldman Sachs Asset Management L.P (“GSAM”).
●	All references to the name Macquarie VIP Asset Strategy Series will change to Nomura VIP Asset Strategy Series.
●	All references to the name Macquarie VIP Energy Series will change to Nomura VIP Energy Series.

All other references in the prospectus to the names Macquarie VIP Asset Strategy Series and Macquarie VIP Energy Series will change to Nomura VIP Asset Strategy Series and Nomura VIP Energy Series, respectively.

VASUPP1025B

VANYSUPP1025B

Prospectus

(Included in Registrant’s Form N-4, File No. 033-88458 Accession No. 0001104659-25-036693 filed on April 21, 2025, and incorporated by reference herein.)

SAI

(Included in Registrant’s Form N-4, File No. 033-88458 Accession No. 0001104659-25-036693 filed on April 21, 2025, and incorporated by reference herein.)

Part II

PART C: OTHER INFORMATION (Pacific One and Pacific One Select)

Item 27. Exhibits

(1)	Board of Directors Resolution

(a)

Resolution of the Board of Directors of the Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A; Included in Registrant’s Form N-4, Accession No. 0000898430-95-002620 filed on October 19, 1995 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/0000898430-95-002620.txt

(b)

Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws; Included in Registrant’s Form N-4, Accession No. 0001017062-98-000939 filed on April 29, 1998 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/0001017062-98-000939.txt

(2)	Custodial Agreements

Inapplicable

(3)	Underwriting Agreements

(a)

Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD) (Amended and Restated); included in registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x3xa.htm

(b)

Form of Selling Agreement between Pacific Life, PSD and Various Broker-Dealers; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0000892569-06-000523 filed on April 17, 2006 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256906000523/a12983exv99w3xby.htm

(c)

Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, LLC (PSD) (Amended and Restated); included in Registrant’s Form N-4, File No. 33-88458, Accession No. 0001104659-17-023708 filed on April 17, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917023708/a17-7641_1ex99d3dc.htm

(4)	Contracts

(a) (1)

Individual Flexible Premium Deferred Variable Annuity Contract; Included in Registrant’s Form N-4, Accession No. 0000898430-95-002620 filed on December 13, 1995 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/0000898430-95-002620.txt

(2)

Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-13100); Included in Registrant’s Form N-4, Accession No. 0001017062-01-000457, filed on March 2, 2001, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000101706201000457/0001017062-01-000457-0001.txt

(3)

Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-1107); Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0000892569-06-000523 filed on April 17, 2006 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256906000523/a12983exv99w4xayx3y.htm

(4)

Deletion of Transfer and Withdrawal Fee Endorsement (Form No. 15-1129); Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0000892569-06-000523 filed on April 17, 2006 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256906000523/a12983exv99w4xayx4y.htm

(5)

Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-1128); Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0000892569-06-000860 filed on July 14, 2006 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256906000860/a21884exv99wx4yxayx5y.htm

(b)

Qualified Plan Loan Endorsement; Included in Registrant’s Form N-4, Accession No. 0000898430-95-002620 filed on October 19, 1995 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/0000898430-95-002620.txt

(c)

Qualified Pension Plan Rider; Included in Registrant’s Form N-4, Accession No. 0000898430-95-002620 filed on October 19, 1995 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/0000898430-95-002620.txt

(d)	(1)

403(b) Tax-Sheltered Annuity Rider; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001017062-02-000782 filed on April 30, 2002 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000101706202000782/dex994d.txt

(2)

403(b) Tax-Sheltered Annuity Rider (Form No. 20-1156); Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0000892569-08-001548 filed on December 4, 2008 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256908001548/a50104exv99w4xdyx2y.htm

(e)

Section 457 Plan Rider; Included in Registrant’s Form N-4, Accession No. 0000898430-95-002620 filed on October 19, 1995 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/0000898430-95-002037.txt

(f)

Endorsement for 403(b) Texas Optional Retirement Program (ORP); Included in Registrant’s Form N-4, Accession No. 0000898430-95-002620 filed on October 19, 1995 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/0000898430-95-002037.txt

(g)

Qualified Plan Loan Endorsement; Included in Registrant’s Form N-4, Accession No. 0000898430-95-002620 filed on October 19, 1995 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/0000898430-95-002037.txt

(h)

Individual Retirement Annuity Rider (Form No. 20-18900); Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001017062-02-002146 filed on December 18, 2002 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000101706202002146/dex994h.txt

(i)

Roth Individual Retirement Annuity Rider (Form No. 20-19000); Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001017062-02-002146 filed on December 18, 2002 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000101706202002146/dex994i.txt

(j)

SIMPLE Individual Retirement Annuity Rider (Form No. 20-19100); Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001017062-02-002146 filed on December 18, 2002 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000101706202002146/dex994j.txt

(k)

Qualified Retirement Plan Rider; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001017062-02- 000782 filed on April 30, 2002 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000101706202000782/dex994p.txt

(l)	(1)

Enhanced Guaranteed Minimum Death Benefit Rider (Form No. 21-110299); Included in Registrant’s Form N-4, Accession No. 0001017062-00-002578, filed on December 28, 2000 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000101706200002578/0001017062-00-002578-0004.txt

(2)

Enhanced Guaranteed Minimum Death Benefit Rider (Form No. 20-18100); Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001017062-02-002146 filed on December 18, 2002 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000101706202002146/dex994k2.txt

(m)

Stepped-Up Death Benefit Rider (Form No. 20-13500); Included in Registrant’s Form N-4, Accession No. 0001017062- 00-002578, filed on December 28, 2000 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000101706200002578/0001017062-00-002578-0005.txt

(n)	(1)

Premier Death Benefit Rider (Form No. 20-13600); Included in Registrant’s Form N-4, Accession No. 0001017062-00-002578, filed on December 28, 2000 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000101706200002578/0001017062-00-002578-0006.txt

(2)

Premier Death Benefit Rider (Form No. 20-18000); Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001017062-02-002146 filed on December 18, 2002 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000101706202002146/dex994m2.txt

(o)

Guaranteed Earnings Enhancement (EEG) Rider (Form No. 20-14900); Included in Registrant’s Form N-4, Accession No. 0001017062-01-000457, filed on March 2, 2001, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000101706201000457/0001017062-01-000457-0002.txt

(p)

Guaranteed Protection Advantage (GPA) Rider (Form No. 20-16200); Included in Registrant’s Form N-4, Accession No. 0001017062-01-503120, filed on October 25, 2001, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089843001503120/dex994o.txt

(q)

Guaranteed Protection Advantage 5 (GPA5) Rider (Form No. 20-19500); Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001017062-03-000465 filed on March 18, 2003 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000101706203000465/dex994p.htm

(r)	(1)

Income Access Rider (Form No. 20-19808); Included in Registrant’s Form N-4, File No. 033-88458,Accession No. 0001017062-03-000465 filed on March 18, 2003 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000101706203000465/dex994q.htm

(2)

Income Access Rider (Form No. 20-1104); Included in Registrant’s Form N-4, File No. 033-88458,Accession No. 0001193125-04-031300 filed on February 27, 2004 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312504031300/dex994r2.htm

(3)

Income Access Endorsement (Form No. 15-1122); Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0000892569-05-000437 filed on June 15, 2005 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256905000437/a09771exv99w4xryx3y.htm

(4)

Excess Withdrawal Endorsement (Form No. 15-1152C); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961 filed on July 2, 2008 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256908000961/a41434aexv99w4xjyx3y.htm

(s)	(1)

DCA Plus Fixed Option Rider (Form No. 20-1103); Included in Registrant’s Form N-4, File No. 033- 88458, Accession No. 0001193125-03-04336 filed on August 28, 2003 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312503043306/dex4s.htm

(2)

DCA Plus Fixed Option Rider (Form No. ICC 11:20-1219); Included in Registrant’s Form N-4, File No. 333-175279, Accession No. 0000950123-11-063391 filed on July 1, 2011, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012311063391/a59352n4exv99w4xmy.htm

(t)

Guaranteed Income Advantage II Rider (Form No. 20-1109); Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001193125-04-031300 filed on February 27, 2004 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312504031300/dex994t.htm

(u)

Guaranteed Income Advantage 5 Rider (Form No. 20-1102); Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001193125-04-031300 filed on February 27, 2004 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312504031300/dex994u.htm

(v)

Guaranteed Income Annuity Rider (Form No. 20-1118); Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0000892569-04-000887 filed on October 15, 2004 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256904000887/a02093exv99w4xvy.htm

(w)	(1)

Guaranteed Withdrawal Benefit Rider (Form No. 20-1119); also known as Income Access Plus Rider; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0000892569-04-000887 filed on October 15, 2004 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256904000887/a02093exv99w4xwy.htm

(2)

Guaranteed Withdrawal Benefit Endorsement (Form No. 15-1123); Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0000892569-05-000437 filed on June 15, 2005 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256905000437/a09771exv99w4xwyx2y.htm

(3)

Excess Withdrawal Endorsement (Form No. 15-1152E); Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0000892569-08-001262 filed on September 11, 2008 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256908001262/a42396bexv99wx4yxwyx3y.htm

(x)	(1)

Enhanced Guaranteed Withdrawal Benefit Rider (Form No. 20-1120); Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0000892569-05-000566 filed on August 2, 2005 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256905000566/a11041exv99w4xxy.htm

(2)

Excess Withdrawal Endorsement (Form No. 15-1152A); Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0000892569-08-001262 filed on September 11, 2008 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256908001262/a42396bexv99wx4yxxyx2y.htm

(y)	(1)

5% Guaranteed Withdrawal Benefit Rider (Form No. 20-1131); Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0000892569-06-001248 filed on October 19, 2006 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256906001248/a23686exv4wxyy.htm

(2)

Excess Withdrawal Endorsement (Form No. 15-1152); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961 filed on July 2, 2008 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256908000961/a41434aexv99w4xnyx2y.htm

(z)	(1)

Joint Life 5% Guaranteed Withdrawal Benefit Rider (Form No. 20-1135); Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0000892569-07-000439 filed on April 16, 2007 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256907000439/a20610exv99w4xzy.htm

(2)

Excess Withdrawal Endorsement (Form No. 15-1152B); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961 filed on July 2, 2008 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256908000961/a41434aexv99w4xoyx2y.htm

(aa)

Guaranteed Protection Advantage 3 Rider (Form No. 20-1144); Included in Registrant’s Form N-4, File No. 333-141135, Accession No. 0000892569-07-001521 filed on December 12, 2007 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256907001521/a34827a1exv99w4xqy.htm

(bb)	(1)

Guaranteed Withdrawal Benefit II Rider (Form No. 20-1146); Included in Registrant’s Form N-4, File No. 333-141135, Accession No. 0000892569-07-001521 filed on December 12, 2007 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256907001521/a34827a1exv99w4xry.htm

(2)

Excess Withdrawal Endorsement (Form No. 15-1152); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961 filed on July 2, 2008 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256908000961/a41434aexv99w4xjyx3y.htm

(cc)

Guaranteed Withdrawal Benefit III Rider (Form No. 20-1153); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961 filed on July 2, 2008 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256908000961/a41434aexv99w4xry.htm

(dd)

Guaranteed Withdrawal Benefit Rider (Form No. 20-1154); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961 filed on July 2, 2008 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256908000961/a41434aexv99w4xsy.htm

(ee)

Joint Life Guaranteed Withdrawal Benefit Rider (Form No. 20-1155); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961 filed on July 2, 2008 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256908000961/a41434aexv99w4xty.htm

(ff)

Core Withdrawal Benefit Rider (Form No. 20-1162); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-09-000061 filed on February 9, 2009 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256909000061/a51121aexv99w4xvy.htm

(gg)

Guaranteed Withdrawal Benefit IV Rider (Form No. 20-1176); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000950123-09-050719 filed on October 16, 2009 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012309050719/a53087exv99w4xvy.htm

(hh)

Core Withdrawal Benefit II Rider (Form No. 20-1178); Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0000950123-10-035827 filed on April 19, 2010 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012310035827/a52624exv99w4xhhy.htm

(ii)

Guaranteed Withdrawal Benefit V Rider — Single Life (Form No. ICC 10:20-1194); Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0000950123-10-115911 filed on December 23, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012310115911/a58016bexv99w4xiiy.htm

(jj)

Guaranteed Withdrawal Benefit V Rider — Joint Life (Form No. ICC 10:20-1195); Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0000950123-10-115911 filed on December 23, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012310115911/a58016bexv99w4xiiy.htm

(kk)

Guaranteed Withdrawal Benefit VII Rider — Single Life (Form No. ICC 11:20-1204); Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0000950123-11-036368 filed on April 18, 2011, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012311036368/a56204bexv99w4xkky.htm

(ll)

Guaranteed Withdrawal Benefit VII Rider — Joint Life (Form No. ICC 11:20-1205); Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0000950123-11-036368 filed on April 18, 2011, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012311036368/a56204bexv99w4xlly.htm

(mm)

Guaranteed Withdrawal Benefit XII Rider — Single Life (Form No. ICC12:20-1256); Included in Registration Statement on Form N-4, File No. 333-185326, Accession No. 0000950123-12-013639 filed on December 7, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012312013639/a30065n4exv99wx4yxiy.htm

(nn)

Guaranteed Withdrawal Benefit XII Rider — Joint Life (Form No. ICC12:20-1257); Included in Registration Statement on Form N-4, File No. 333-185326, Accession No. 0000950123-12-013639 filed on December 7, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012312013639/a30065n4exv99wx4yxjy.htm

	(oo)

Guaranteed Withdrawal Benefit X Rider — Single Life (Form No. ICC12:20-1258); Included in Registration Statement on Form N-4, File No. 333-53040, Accession No. 0000950123-13-002336 filed on April 18, 2013 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012313002336/a30004bexv99wx4yxjjy.htm

	(pp)

Guaranteed Withdrawal Benefit X Rider — Joint Life (Form No. ICC12:20-1259); Included in Registration Statement on Form N-4, File No. 333-53040, Accession No. 0000950123-13-002336 filed on April 18, 2013 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012313002336/a30004bexv99wx4yxkky.htm

	(qq)

Guaranteed Withdrawal Benefit XIII Rider (Form No. ICC12:20-1263); Included in Registration Statement on Form N- 4, File No. 333-185326, Accession No. 0000950123-12-013639 filed on December 7, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012312013639/a30065n4exv99wx4yxmy.htm

	(rr)

Guaranteed Minimum Accumulation Benefit Rider (Form No. ICC12:20-1254); Included in Registration Statement on Form N- 4, File No. 333-185326, Accession No. 0000950123-12-013639 filed on December 7, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012312013639/a30065n4exv99wx4yxny.htm

	(ss)

Guaranteed Withdrawal Benefit XV Rider — Single Life (Form No. ICC12:20-1501); Included in Registration Statement on Form N-4, File No. 33-88458, Accession No. 0001193125-16-460220 filed on February 12, 2016 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312516460220/d100934dex994ss.htm

	(tt)

Guaranteed Withdrawal Benefit XV Rider — Joint Life (Form No. ICC12:20-1502); Included in Registration Statement on Form N-4, File No. 33-88458, Accession No. 0001193125-16-460220 filed on February 12, 2016 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312516460220/d100934dex994tt.htm

(5)	Applications

	(a)	(1)

Variable Annuity Application (Form No. 25-12310); Included in Registrant’s Form N-4, Accession No. 0001017062-00-002448, filed on December 7, 2000 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000101706200002448/0001017062-00-002448-0004.txt

		(2)

Variable Annuity Application (Form No. 25-13100);Included in Registrant’s Form N-4, Accession No. 0001017062-00-002578, filed on December 28, 2000 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000101706200002578/0001017062-00-002578-0007.txt

	(b)

Variable Annuity PAC APP; Included in Registrant’s Form N-4, Accession No. 0000898430-95-002620 filed on October 19, 1995 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/0000898430-95-002037.txt

	(c)

Application/Confirmation Form; Included in Registrant’s Form N-4, Accession No. 0001017062-00-000581, filed on February 29, 2000 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000101706200000581/0001017062-00-000581.txt

(d)

Guaranteed Earnings Enhancement (EEG) Rider Request Application; Included in Registrant’s Form N-4, Accession No. 0001017062-01-000457, filed on March 2, 2001, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000101706201000457/0001017062-01-000457-0002.txt

(e)

Guaranteed Protection Advantage (GPA) Rider Request Form (Form No. 55-16600); Included in Registrant’s Form N-4, Accession No. 0001017062-01-503120, filed on October 25, 2001, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089843001503120/dex994o.txt

(f)

Guaranteed Protection Advantage 5 Rider Request Form (Form No. 2311-3A); Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001017062-03-000465 filed on March 18, 2003 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000101706203000465/dex995f.htm

(g)

Income Access Rider Request Form (Form No. 2315-3A); Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001017062-03-000465 filed on March 18, 2003 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000101706203000465/dex995g.htm

(6)	Depositor’s Certificate of Incorporation and By-Laws

(a)

Pacific Life’s Articles of Incorporation; Included in Registrant’s Form N-4, Accession No. 0001017062-98-000939 filed on April 29, 1998 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/0001017062-98-000939.txt

(b)

By-laws of Pacific Life; Included in Registrant’s Form N-4, Accession No. 0001017062-98-000939 filed on April 29, 1998 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/0001017062-98-000939.txt

(c)

Pacific Life’s Restated Articles of Incorporation; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0000892569-06-000523 filed on April 17, 2006 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/0001017062-98-000939.txt

(d)

By-laws of Pacific Life As Amended September 1, 2005; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0000892569-06-000523 filed on April 17, 2006 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256906000523/a12983exv99w6xdy.htm

(7)	Reinsurance Contracts

(a)

Form of Reinsurance Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0000892569-08-000615 filed on April 21, 2008 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256908000615/a31196exv99w7.htm

(b)

Reinsurance Agreement with Union Hamilton; included in Registrant’s Form N-4, File No. 33-88458, Accession No 0001193125-15-346474 filed on October 19, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515346474/d34582dex997b.htm

(8)	Participation Agreements

(a)

Pacific Select Fund Participation Agreement; Included in Registrant’s Form N-4, Accession No. 0001017062-01-500082, filed on April 25, 2001, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000101706201500082/dex998a.txt

(b)

Fund Participation Agreement Between Pacific Life Insurance Company, Pacific Select Distributors, Inc., American Funds Insurance Series, American Funds Distributors, and Capital Research and Management Company.; Included in Registrant’s Form N-4, File No. 333-93059, Accession No. 0000892569-05-000253 filed on April 19, 2005 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256905000253/a03608a3exv99w8xey.htm

(c)

AllianceBernstein Variable Products Series Fund, Inc. Participation Agreement; included in registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xc.htm

(d)

BlackRock Variable Series Fund, Inc. (formerly called Merrill Lynch Variable Series Fund, Inc.) Participation Agreement; Included in Registrant’s Form N-4, File No. 333- 136597, Accession No. 0000892569-08-000961 filed on July 2, 2008 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256908000961/a41434aexv99w8xey.htm

(1)

First Amendment to Participation Agreement; included in registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xdx1.htm

(2)

Second Amendment to Participation Agreement; included in registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xdx2.htm

(3)

Third Amendment to Participation Agreement; included in registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xdx3.htm

(4)

Fourth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001193125-13-399285 filed on October 15, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312513399285/d608927dex998d4.htm

(5)

Fifth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998e5.htm

(6)

Sixth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001104659-19-021316 filed April 15, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465919021316/a19-5540_1ex99d8dd6.htm

(e)

Franklin Templeton Variable Insurance Products Trust Participation Agreement; included in registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xe.htm

(1)

First Amendment to Participation Agreement; included in registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xex1.htm

(2)

Addendum to Participation Agreement; included in registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xex2.htm

(3)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001193125-14-142368 filed on April 14, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514142368/d657005dex998e3.htm

(4)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998f4.htm

(5)

Fourth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 33-88458, Accession No. 0001193125-15-127155 filed on April 13, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515127155/d832011dex998e5.htm

(f)

AllianceBernstein Investments, Inc. Administrative Services Agreement; included in registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xf.htm

(g)

BlackRock Distributors, Inc. (formerly called FAM Distributors, Inc.) Administrative Services Agreement; included in registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xg.htm

(1)

First Amendment to Administrative Services Agreement; included in Registrant's Form N-4. File No. 333-236927, Accession No. 0001104659-20-029802 filed March 6, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920029802/a20-11372_1ex99d8e1.htm

(2)

Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998h2.htm

(3)

Third Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998h3.htm

(4)

Fourth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 33-88458, Accession No. 0001193125-15-127155 filed on April 13, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515127155/d832011dex998g4.htm

(h)

Franklin Templeton Services, LLC Administrative Services Agreement; included in registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xh.htm

(1)

First Amendment to Administrative Services Agreement; included in registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xhx1.htm

(2)

Second Amendment to Administrative Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001193125-12-502912 filed on December 14, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312512502912/d437895dex998h2.htm

(3)

Third Amendment to Administrative Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001193125-12-502912 filed on December 14, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312512502912/d437895dex998h3.htm

(4)

Fourth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998i4.htm

(5)

Fifth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 33-88458, Accession No. 0001193125-15-127155 filed on April 13, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515127155/d832011dex998h5.htm

(6)

Sixth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-231308 Accession No. 0001104659-19-042834 filed on July 31, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919042834/a19-13236_1ex99d8n6.htm

(7)

Seventh Amendment to Administrative Services Agreement; Included in the Registrant’s Form N-4; File No. 333-240070 Accession No. 0001104659-20-112014 filed on October 5, 2020 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920112014/a20-32161_1ex99d8f7.htm

(8)

Eighth Amendment to Administrative Services Agreement; included in registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xhx8.htm

(i)

AIM Variable Insurance Funds Participation Agreement; included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0001104659-24-024617, filed February 16, 2024, and incorporated by reference herein. This exhibit can be found at sec.gov/Archives/edgar/data/1074486/000110465924024617/tm246207d1_ex99-x8xi.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0000950123-12-006354 filed on April 23, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012312006354/a59709bexv99w8xiyx1y.htm

(j)

Invesco Aim Distributors, Inc. Distribution Services Agreement; included in registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xj.htm

(1)

First Amendment to Distribution Services Agreement; included in Registrant’s Form N-4, File No. 33-88458, Accession No. 0001104659-17-023708 filed on April 17, 2017, and incorporated by reference herein. This exhibit can be found at httpa://www.sec.gov/Archives/edgar/data/935823/000110465917023708/a17-7641_1ex99d8dj1.htm

(k)

Invesco Aim Advisors, Inc. Administrative Services Agreement; included in registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xk.htm

(l)

GE Investments Funds, Inc. Participation Agreement; included in registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xl.htm

(1)

Amendment to Participation Agreement; included in registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xlx1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998m2.htm

(3)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998m3.htm

(m)

GE Investment Distributors, Inc. Fund Marketing and Investor Service Agreement (Amended and Restated); included in registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xm.htm

(n)

Van Kampen Life Investment Trust Participation Agreement; included in registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xn.htm

(o)

Van Kampen Funds, Inc. Shareholder Service Agreement; included in registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xo.htm

(p)

Van Kampen Asset Management Administrative Services Letter Agreement; included in registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xp.htm

(q)

GE Investments Funds, Inc. Investor Services Agreement; included in registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xq.htm

(1)

First Amendment to Investor Services Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0000950123-10-035827 filed on April 19, 2010 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012310035827/a52624exv99w8xuyx1y.htm

(2)

Second Amendment to Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998r2.htm

(r)

PIMCO Variable Insurance Trust Participation Agreement; included in registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xr.htm

(1)

First Amendment to Participation Agreement (Novation and Amendment); included in registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xrx1.htm

(2)

Second Amendment to Participation Agreement; included in registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xrx2.htm

(s)

Allianz Global Investors Distributors LLC Selling Agreement; included in registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xs.htm

(1)

First Amendment to Selling Agreement; included in Registrant’s Form N-4, File No. 33-88458, Accession No. 0001104659-17-023708 filed on April 17, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917023708/a17-7641_1ex99d8ds1.htm

(t)

PIMCO LLC Services Agreement; included in registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xt.htm

(1)

First Amendment to Services Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001193125-12-502912 filed on December 14, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312512502912/d437895dex998t1.htm

(2)

Second Amendment to Services Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001193125-14-142368 filed on April 14, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514142368/d657005dex998t2.htm

(3)

Third Amendment to Services Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001104659-18-024166 filed on April 16, 2018, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465918024166/a18-7759_1ex99d8dt3.htm

(u)

MFS Variable Insurance Trust Participation Agreement; included in registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xu.htm

(1)

First Amendment to Participation Agreement; included in registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xux1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0000950123-11-036368 filed on April 18, 2011, and incorporated by reference herein. This exhibit can be found at This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012311036368/a56204bexv99w8xyyx2y.htm

(3)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 33-88458, Accession No. 0001193125-15-127155 filed on April 13, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515127155/d832011dex998u3.htm

(v)	(1)

MFS Variable Insurance Trust Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-10-036181 filed on April 20, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012310036181/a54718exv99w8xwy.htm

(2)

MFS Variable Insurance Trust Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 33-88458, Accession No. 0001193125-15-127155 filed on April 13, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515127155/d832011dex998v2.htm

(3)

MFS Variable Insurance Trust Administrative Services Agreement; included in Registrant’s Form N-4, File No. 33-88458, Accession No. 0001104659-17-023708 filed on April 17, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917023708/a17-7641_1ex99d8dv3.htm

(w)

Participation Agreement with Fidelity Variable Insurance Products (Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Funds V).; included in registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xw.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0000950123-12-006354 filed on April 23, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012312006354/a59709bexv99w8xwyx1y.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0000950123-12-006354 filed on April 23, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012312006354/a59709bexv99w8xwyx2y.htm

(3)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-6 via EDGAR on May 9, 2019, File No. 333-231308, Accession Number 0001104659-19-028107, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919028107/a19-9292_1ex99d8i4.htm

(4)

Fourth Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 33-88458, Accession No. 0001104659-20-045898 filed on April 13, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920045898/a20-9492_1ex99d8w4.htm

(x)

Service Contract with Fidelity Distributors Corporation; included in registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xx.htm

(1)

Amendment to Service Contract; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0000950123-12-006354 filed on April 23, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012312006354/a59709bexv99w8xxyx1y.htm

(y)

Participation Agreement with First Trust Variable Insurance Trust; included in registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xy.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001193125-14-142368 filed on April 14, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514142368/d657005dex998y1.htm

(2)

Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 33-88458, Accession No 0001193125-15-346474 filed on October 19, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515346474/d34582dex998y2.htm

(z)

Administrative Services Agreement with First Trust Variable Insurance Trust; included in registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xz.htm

(1)

First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001193125-14-142368 filed on April 14, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514142368/d657005dex998z1.htm

(2)

Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998dd2.htm

(3)

Third Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 33-88458, Accession No 0001193125-15-346474 filed on October 19, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515346474/d34582dex998z3.htm

(aa)

Support Agreement with First Trust Advisors L.P.; included in registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xaa.htm

(1)

First Amendment to Support Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001193125-14-142368 filed on April 14, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514142368/d657005dex998aa1.htm

(2)

Second Amendment to Support Agreement; included in Registrant’s Form N-4, File No. 33-88458, Accession No 0001193125-15-346474 filed on October 19, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515346474/d34582dex998aa2.htm

(bb)

American Century Investment Services, Inc. Participation Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession Number 000950123-12-006370 filed on April 23, 2012. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012312006370/a59859bexv99wx8yxjjy.htm

(cc)

American Century Investment Services, Inc. Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession Number 000950123-12-006370 filed on April 23, 2012. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012312006370/a59859bexv99wx8yxkky.htm

(1)

First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001193125-12-502912 filed on December 14, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312512502912/d437895dex998cc1.htm

(dd)

Participation Agreement with Janus Aspen Series; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxky.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001193125-12-502912 filed on December 14, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312512502912/d437895dex998dd1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 33-88458, Accession No. 0001193125-15-127155 filed on April 13, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515127155/d832011dex998dd2.htm

(ee)

Distribution and Shareholder Service Agreement with Janus Distributors LLC; Included in Registrant’s Form N- 6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxly.htm

(1)

First Amendment to Distribution and Shareholder Service Agreement; included in Registrant’s Form N-4, File No. 33-88458, Accession No. 0001104659-17-023708 filed on April 17, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917023708/a17-7641_1ex99d8dee1.htm

(ff)

Administrative Services Agreement with Janus Capital Management LLC; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxmy.htm

(gg)

Lord Abbett Series Fund, Inc. Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012310067409/a56357exv99w8xxy.htm

(hh)

Lord Abbett Series Fund, Inc. Service Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein. This exhibit can be found at http ://www.sec.gov/Archives/edgar/data/935823/000095012310067409/a56357exv99w8xyy.htm

(ii)

Lord Abbett Series Fund, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012310067409/a56357exv99w8xzy.htm

(jj)

Lord Abbett Series Fund, Inc. Support Payment Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001193125-12-502912 filed on December 14, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312512502912/d437895dex998jj.htm

(1)

First Amendment to Support Payment Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001193125-12-502912 filed on December 14, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312512502912/d437895dex998jj1.htm

(kk)

Participation Agreement with Van Eck Worldwide Insurance Trust; Included in Registrant’s Form N-6, File No. 033-21754, Accession No. 0000892569-05-000254 filed on April 19, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256905000254/a05877a1exv99wx8yxqy.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001193125-12-502912 filed on December 14, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312512502912/d437895dex998kk1.htm

(ll)

Service Agreement with Van Eck Securities Corporation; included in registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xll.htm

(1)

First Amendment to Service Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001193125-12-502912 filed on December 14, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312512502912/d437895dex998ll1.htm

(mm)

Fund Participation and Service Agreement with American Funds; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001193125-13-399285 filed on October 15, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312513399285/d608927dex998mm.htm

(1)

First Amendment to Fund Participation and Service Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001193125-14-142368 filed on April 14, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514142368/d657005dex998mm1.htm

(2)

Second Amendment to Fund Participation and Service Agreement; Included in Registrant’s Form N-4, File No. 33-88458, Accession No. 0001193125-15-127155 filed on April 13, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515127155/d832011dex998mm2.htm

(3)

Third Amendment to Fund Participation and Service Agreement; included in Registrant’s Form N-4, File No. 33-88458, Accession No 0001193125-15-346474 filed on October 19, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515346474/d34582dex998mm3.htm

(nn)

Business Agreement with American Funds; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001193125-13-399285 filed on October 15, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312513399285/d608927dex998nn.htm

(oo)

Participation Agreement with Ivy Funds Variable Insurance Portfolios; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001193125-14-142368 filed on April 14, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514142368/d657005dex998oo.htm

(1)

First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 33-88458, Accession No. 0001104659-17-023708 filed on April 17, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917023708/a17-7641_1ex99d8doo1.htm

(2)

Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 33-88458, Accession No. 0001104659-17-023708 filed on April 17, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917023708/a17-7641_1ex99d8doo2.htm

(3)

Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 33-88458, Accession No. 0001104659-18-075023 filed on December 28, 2018, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465918075023/a18-41578_1ex99doo3.htm

(4)

Fourth Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 33-88458, Accession No. 0001104659-21-051848 filed on April 19, 2021, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465921051848/a21-3159_1ex99d8doo4.htm

(pp)

Exhibit B to the Pacific Select Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998dd2.htm

(qq)

Distribution Fee Agreement with JPMorgan Insurance Trust; Included in Registrant’s Form N-4, File No. 33-88458, Accession No. 0001193125-15-127155 filed on April 13, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515127155/d832011dex998qq.htm

(rr)

Fund Participation Agreement with JPMorgan Insurance Trust (formerly called One Group Investments Trust); Included in Registrant’s Form N-4, File No. 33-88458, Accession No. 0001193125-15-127155 filed on April 13, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515127155/d832011dex998rr.htm

(1)

First Amendment to Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 33-88458, Accession No. 0001193125-15-127155 filed on April 13, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515127155/d832011dex998rr1.htm

(ss)

Supplemental Payment Agreement with JPMorgan Insurance Trust (formerly called One Group Investments Trust); Included in Registrant’s Form N-4, File No. 33-88458, Accession No. 0001193125-15-127155 filed on April 13, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515127155/d832011dex998ss.htm

(1)

First Amendment to the Supplemental Payment Agreement; Included in Registrant’s Form N-4, File No. 33-88458, Accession No. 0001193125-15-127155 filed on April 13, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515127155/d832011dex998ss1.htm

(2)

Second Amendment to the Supplemental Payment Agreement; Included in Registrant’s Form N-4, File No. 33-88458, Accession No. 0001193125-15-127155 filed on April 13, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515127155/d832011dex998ss2.htm

(3)

Third Amendment to Supplemental Payment Agreement; included in Registrant’s Form N-4, File No. 33-88458, Accession No 0001193125-15-346474 filed on October 19, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515346474/d34582dex998ss3.htm

(tt)

Distribution and Marketing Support Agreement (Amended and Restated) with BlackRock Variable

Series Fund, Inc.; Included in Registrant’s Form N-4, File No. 33-88458, Accession No. 0001193125-15-127155 filed on April 13, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515127155/d832011dex998tt.htm

(uu)

Participation Agreement with Legg Mason Partners III; Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxpy.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-132710 filed April 16, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515132710/d833403dex998p1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-132710 filed April 16, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515132710/d833403dex998p2.htm

(3)

Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 33-88458, Accession No. 0001104659-17-023708 filed on April 17, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917023708/a17-7641_1ex99d8duu3.htm

(4)

Fourth Amendment to Participation Agreement; Included in Registrant’s Form N-6 via EDGAR on May 9, 2019, File No. 333-231308, Accession Number 0001104659-19-028107, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919028107/a19-9292_1ex99d8j4.htm

(5)

Fifth Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 33-88458, Accession No. 0001104659-20-045898 filed on April 13, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920045898/a20-9492_1ex99d8uu5.htm

(vv)

Service Agreement with Legg Mason Investor Services, LLC; Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxqy.htm

(1)

First Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-132710 filed April 16, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515132710/d833403dex998q2.htm

(2)

Second Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-132710 filed April 16, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515132710/d833403dex998q2.htm

(3)

Third Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-304332 filed August 27, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515304332/d33130dex998q3.htm

(4)

Fourth Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-231308 Accession No. 0001104659-19-042834 filed on July 31, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919042834/a19-13236_1ex99d8o3.htm

(5)

Fifth Amendment to Service Agreement; included in Registrant’s Form N-4, File No. 33-88458, Accession No. 0001104659-20-045898 filed on April 13, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920045898/a20-9492_1ex99d8vv5.htm

(ww)

Participation Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 15, 2013, File No. 333-172851, Accession Number 0000950123-13-002255. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012313002255/a30080bexv99w8xrry.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-304332 filed August 27, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515304332/d33130dex998rr1.htm

(xx)

Administrative Services Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 15, 2013, File No. 333-172851, Accession Number 0000950123-13-002255. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012313002255/a30080bexv99w8xssy.htm

(yy)

Distribution and Administrative Services Agreement (Amended and Restated) with Neuberger Berman; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-304332 filed August 27, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515304332/d33130dex998aaa.htm

(zz)

Revenue Sharing Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 30, 2013, File No. 333-152224, Accession Number 0001193125-13-240969. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312513240969/d537621dex998vv.htm

(aaa)

Participation Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 30, 2013, File No. 333-152224, Accession Number 0001193125-13-240969. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312513240969/d537621dex998uu.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-132710 filed April 16, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515132710/d833403dex998tt1.htm

(2)

Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 33-88458, Accession No 0001193125-15-346474 filed on October 19, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515346474/d34582dex998aaa2.htm

(3)

Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 33-88458, Accession No. 0001104659-17-023708 filed on April 17, 2017, and incorporated by reference herein. This exhibit can be found at This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917023708/a17-7641_1ex99d8daaa3.htm

(bbb)

Revenue Sharing Agreement with Oppenheimer (Amended and Restated); included in Registrant’s Form N-4, File No. 33-88458, Accession No 0001193125-15-346474 filed on October 19, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515346474/d34582dex998bbb.htm

(ccc)

Distribution Sub-Agreement with BlackRock Variable Series Fund, Inc.; included in Registrant’s Form N-4, File No. 33-88458, Accession No. 0001104659-17-023708 filed on April 17, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917023708/a17-7641_1ex99d8dccc.htm

(ddd)

Administrative Services Agreement with Invesco Advisors, Inc.; included in Registrant’s Form N-4, File No. 33-88458, Accession No. 0001104659-17-023708 filed on April 17, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917023708/a17-7641_1ex99d8dddd.htm

(eee)

Financial Support Agreement with Invesco Distributors, Inc.; included in Registrant’s Form N-4, File No. 33-88458, Accession No. 0001104659-17-023708 filed on April 17, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917023708/a17-7641_1ex99d8deee.htm

(fff)

Distribution and/or Service (12b-1) Fee Agreement with Legg Mason Investor Services, LLC; included in Registrant’s Form N-4, File No. 33-88458, Accession No. 0001104659-17-023708 filed on April 17, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917023708/a17-7641_1ex99d8dfff.htm

(ggg)

Selling Agreement with PIMCO Variable Insurance Trust; included in Registrant’s Form N-4, File No. 33-88458, Accession No. 0001104659-18-075023 filed on December 28, 2018, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465918075023/a18-41578_1ex99dggg.htm

(hhh)

Service Agreement with PIMCO Variable Insurance Trust; included in Registrant’s Form N-4, File No. 33-88458, Accession No. 0001104659-18-075023 filed on December 28, 2018, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465918075023/a18-41578_1ex99dhhh.htm

(9)	Administrative Contracts

Inapplicable

(10)	Other Material Contracts

Inapplicable

(11)	Legal Opinion

Opinion and Consent of legal officer of Pacific Mutual Life as to the legality of Contracts being registered.; Included in Registrant’s Form N-4, File No. 33-88458, Accession No. 0000898430-95-002620 filed on October 19, 1995 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/0000898430-95-002037.txt

(12)	Other Opinions

Consent of Independent Registered Public Accounting Firm and Consent of Independent Auditors

(13)	Omitted Financial Statements

Inapplicable

(14)	Initial Capital Agreements

Inapplicable

(15)

Powers of Attorney; included in Registrant’s Form N-4, File No. 333-261003, Accession No.0001104659-25-077640, filed on August 13, 2025, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465925077640/tm2523176d1_ex99-x15.htm

(16)	Form of Initial Summary Prospectus

Inapplicable

Item 28. Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life
Darryl D. Button	Director, Chairman, President and Chief Executive Officer
Vibhu R. Sharma	Director, Executive Vice President and Chief Financial Officer
Jason Orlandi	Director, Executive Vice President, General Counsel and Assistant Secretary
Dawn M. Behnke	Director and Executive Vice President
Carol J. Krosky	Senior Vice President and Chief Accounting Officer
Starla Yamauchi	Vice President and Secretary
Craig W. Leslie	Senior Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive Newport Beach, California 92660

Item 29. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A.

The following is an explanation of the organization chart of Pacific Life’s subsidiaries:

Pacific Life is a Nebraska Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company), which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES

	Jurisdiction of Incorporation or Organization	Percentage of Ownership by its Immediate Parent
Pacific Mutual Holding Company	Nebraska
Pacific LifeCorp	Delaware	100
Pacific Life Insurance Company	Nebraska	100
APC Asset Development I LP	Delaware	99.92
APC Asset Development II LP	Delaware	99.94
Pacific Life & Annuity Company	Arizona	100
Pacific Life Purchasing LLC	Delaware	100
Pacific Select Distributors, LLC	Delaware	100
Pacific Asset Holding LLC	Delaware	100
Pacific TriGuard Partners LLC	Delaware	100
Gallery Limited Member, LLC	Delaware	100
Gallery Place MRP-GFI Venture, LLC	Delaware	10
Grayhawk Golf Holdings, LLC	Delaware	95
Grayhawk Golf L.L.C.	Arizona	100
Las Vegas Golf I, LLC	Delaware	100
Angel Park Golf, LLC	Nevada	100
Wildflower Member, LLC	Delaware	100
Epoch-Wildflower, LLC	Florida	100
PL TOR Member LLC	Delaware	100
2803 Riverside Apartment Investors, LLC	Delaware	90
PL Denver Member, LLC	Delaware	100
1776 Curtis, LLC	Delaware	70
PL Timberlake Member, LLC	Delaware	100
80 South Gibson Road Apartment Investors, LLC	Delaware	90
PL Van Buren Member, LLC	Delaware	100
1035 Van Buren Holdings, L.L.C.	Delaware	43
PL Lakemont Member, LLC	Delaware	100
Overlook at Lakemont Venture LLC	Delaware	88
700 Main Street LLC	Delaware	100
PL One Jefferson Member, LLC	Delaware	100
One Jefferson Venture LLC	Delaware	90

PL Mortgage Fund, LLC	Delaware	100
PL Andate Member, LLC	Delaware	100
Andante Venture LLC	Delaware	90
PL Beardslee Member, LLC	Delaware	100
Village at Beardslee Investor, LLC	Delaware	90
PL Monterone Member, LLC	Delaware	100
Monterone Apartment Investor, LLC	Delaware	90
PL Reno Member, LLC	Delaware	100
NPLC BV Manager LLC	Delaware	82.353
PL Wabash Member, LLC	Delaware	100
THC 1333 S. Wabash LLC	Delaware	90
PL Peoria Member, LLC	Delaware	100
205 Peoria Street Owner, LLC	Delaware	100
PL Stonebriar Member, LLC	Delaware	100
Stonebriar Apartment Investor, LLC	Delaware	90
PL Deer Run Member, LLC	Delaware	100
Deer Run JV LLC	Delaware	60
Deer Run Spokane LLC	Washington	99.99
PL Tessera Member, LLC	Delaware	100
Tessera Venture LLC	Delaware	90
Tessera Owner LLC	Delaware	100
PL Vantage Member, LLC	Delaware	100
Vantage Post Oak Apartments, LLC	Delaware	90
PL Fairfax Gateway Member, LLC	Delaware	100
Fairfield Fairfax Gateway LLC	Delaware	90
PL Four Westlake Owner, LLC	Delaware	100
PL 922 Washington Owner, LLC	Delaware	100
PL Hana Place Member, LLC	Delaware	100
Hana Place JV LLC	Delaware	60
PL LasCo Owner, LLC	Delaware	100
PL Wilshire Member, LLC	Delaware	100
Wilshire Apartment Investors, LLC	Delaware	90
1111 Wilshire Apartment Investors, LLC	Delaware	100
PL Cedarwest Member, LLC	Delaware	100
Cedarwest JV LLC	Delaware	60
PL Tupelo Member, LLC	Delaware	100
Tupelo Alley Apartment Investors, LLC	Delaware	90
Tupelo Alley Owner, LLC	Delaware	100
PL Aster Member, LLC	Delaware	100
Alston Manor Investors JV LLC	Delaware	90
PL Anthology Member, LLC	Delaware	100
Anthology Venture LLC	Delaware	100
Anthology Owner LLC	Delaware	100
Anthology CEA Owner LLC	Delaware	100
PL Trelago Member, LLC	Delaware	100
Trelago Way Investors JV LLC	Delaware	100
PL 803 Division Street Member, LLC	Delaware	100
Nashville Gulch Venture LLC	Delaware	100
Nashville Gulch Owner LLC	Delaware	100
PL Little Italy Member, LLC	Delaware	100
Little Italy Apartments LLC	Delaware	69.1848
PL Gramax Member, LLC	Delaware	100
ASI Gramax LLC	Delaware	90
PL Walnut Creek Member, LLC	Delaware	100
Del Hombre Walnut Creek Holdings LLC	Delaware	75
PL Dairies Owner, LLC	Delaware	100
PL SFR HD Member, LLC	Delaware	100
SFR JV-HD LP	Delaware	33.333
SFR JV-HD TL Equity A LLC	Delaware	100
SFR JV-HD TL Borrower A LLC	Delaware	100
SFR JV-HD TL Equity B LLC	Delaware	100

SFR JV-HD TL Borrower B LLC	Delaware	100
SFR JV-HD Equity LCC	Delaware	100
SFR JV-HD Property LLC	Delaware	100
PL Adley Member, LLC	Delaware	100
Redwood PL Adley LLC	Delaware	90
DD 6075 Roswell LLC	Georgia	100
PL GAAV Member, LLC	Delaware	100
Greystar Active Adult Venture I, LP	Delaware	45
GS AA Draper HoldCo, LLC	Delaware	100
GS AA Draper Owner, LLC	Delaware	100
GS AA Village5 HoldCo, LLC	Delaware	100
GS AA Village5 Owner, LLC	Delaware	100
GS AA Avenu Natick HoldCo, LLC	Delaware	100
GS AA Avenu Natick Owner, LLC	Delaware	100
GS AA Riverwalk HoldCo, LLC	Delaware	100
GS AA Riverwalk Owner, LLC	Delaware	100
GS AA Stapleton HoldCo, LLC	Delaware	100
GS AA Stapleton Owner, LLC	Delaware	100
GS AA San Marcos HoldCo, LLC	Delaware	100
GS AA San Marcos Owner, LLC	Delaware	100
GS AA Vistas HoldCo LLC	Delaware	100
GS AA Vistas Owner LLC	Delaware	100
GS AA Kierland HoldCo LLC	Delaware	100
GS AA Kierland Owner LLC	Delaware	100
GS AA Naperville HoldCo, LLC	Delaware	100
GS AA Naperville Owner, LLC	Delaware	100
PL Fountain Springs Member, LLC	Delaware	100
Fountain Springs JV LLC	Delaware	80
Fountain Springs LLC	Colorado	100
PL SFR MLS Member, LLC	Delaware	100
SFR JV-2 LP	Delaware	16.129
SFR JV-2 2022-1 Equity Owner LLC	Delaware	100
SFR JV-2 2022-1 Borrower LLC	Delaware	100
SFR JV-2 2022-1 Depositor LLC	Delaware	100
SFR JV-2 2022-2 Equity Owner LLC	Delaware	100
SFR JV-2 2022-2 Borrower LLC	Delaware	100
SFR JV-2 2022-2 Depositor LLC	Delaware	100
SFR JV-2 DDTL Equity LLC	Delaware	100
SFR JV-2 DDTL Borrower LLC	Delaware	100
SFR JV-2 NTL Equity LLC	Delaware	100
SFR JV-2 NTL Borrower LLC	Delaware	100
SFR JV-2 2023-1 Equity Owner LLC	Delaware	100
SFR JV-2 2023-1 Borrower LLC	Delaware	100
SFR JV-2 2023-1 Depositor LLC	Delaware	100
SFR JV-2 Equity LLC	Delaware	100
SFR JV-2 Property LLC	Delaware	100
PL Hawkins Press Member, LLC	Delaware	100
Hawkins Press Investors JV, LLC	Delaware	85
PL Wilder Member, LLC	Delaware	100
Redwood PL Wilder, LLC	Delaware	90
RPL Wilder, LLC	Delaware	100
PL Allston Yard Member, LLC	Delaware	100
Allston Yards Apartments, LLC	Delaware	80
PL Arkins Member, LLC	Delaware	100
2950 Arkins Owner, LLC	Delaware	90
2950 Arkins Commercial, LLC	Delaware	100
2950 Arkins Residential, LLC	Delaware	100
PL Bromwell Member, LLC	Delaware	100
Bromwell Investors LLC	Delaware	90
Bromwell Owner LLC	Delaware	100
PL Loso Member, LLC	Delaware	100

South & Hollis Investors JV LLC	Delaware	85
KA Loso Investors LLC	Delaware	73.743
KA LOSO Holdings LLC	Delaware	100
PL Tranquility Lake Member, LLC	Delaware	100
Tranquility Lake Apartment Partners, LLC	Delaware	90
Tranquility Lake Apartments, LLC	Delaware	100
PL Milieu Guarantor, LLC	Delaware	100
PL Park Row Member, LLC	Delaware	100
Park Row Apartment Partners, LLC	Delaware	90
Park Row Apartments, LLC	Delaware	100
PL Towerview Member, LLC	Delaware	100
Preston Ridge Holdings JV LLC	Delaware	85
PL DTC Member, LLC	Delaware	100
Legacy/PL DTC JV LLC	Delaware	90
Legacy DTC Owner LLC	Delaware	100
PL Monte Vista Member, LLC	Delaware	100
Monte Vista JV LLC	Delaware	79.984
Monte Vista Preservation LP	California	99.98
PL 315 Elden Member, LLC	Delaware	100
315 Elden Multifamily JV Investors LLC	Delaware	90
315 Elden Street Multifamily Partners LLC	Delaware	80
315 Elden Street Owner LLC	Delaware	100
PL 400k Member, LLC	Delaware	100
400 K Street, LLC	Delaware	49.9
PL 440k Member, LLC	Delaware	100
440 K Street, LLC	Delaware	49.9
PL Fusion Member, LLC	Delaware	100
Fusion MF Venture LLC	Delaware	90
PL Heather Estates Member, LLC	Delaware	100
Heather Estates JV LLC	Delaware	80
PL Canyon Park Member, LLC	Delaware	100
Canyon Park JV LLC	Delaware	80
PL Alta Vista Newcastle MF Member, LLC	Delaware	100
Alta Vista Newcastle Multifamily JV Investor LLC	Delaware	90
Alta Vista Newcastle Multifamily Partners LLC	Delaware	90
Lost Spurs Owner LLC	Delaware	100
Village at Bellaire Owner LLC	Delaware	100
PL Del Sol Member, LLC	Delaware	100
Bradbury/Felix Investors, LLC	Delaware	95
PL Evo Union Member, LLC	Delaware	100
Evo Union Park Venture, LLC	Delaware	87.5
Evo Union Park Property Owner, LLC	Delaware	100
PL Radian Member, LLC	Delaware	100
Radian Partners Group LLC	Delaware	66.5
Radian Partners Property Owner LLC	Delaware	100
PL Reed Row Member, LLC	Delaware	100
KJ Florida Avenue JV LLC	Delaware	85
KJ Florida Avenue Property LLC	Delaware	100
PL Brightleaf Member, LLC	Delaware	100
Brightleaf Venture LLC	Delaware	90
Brightleaf Owner LLC	Delaware	100
PL Highgate Member, LLC	Delaware	100
Amherst Investors JV LLC	Delaware	95
KPL Amherst Owner LLC	Delaware	100
PL Town Center Member, LLC	Delaware	100
Town Center MF Venture LLC	Delaware	90
WW 1300 Keller Parkway LLC	Delaware	100
PL Pretium Trust Owner, LLC	Delaware	100
PL 283 Commerce Member, LLC	Delaware	100
283 Commerce Hub Venture, LLC	Delaware	90
PL Sky Member, LLC	Delaware	100

Sky JV LLC	Delaware	75
Sky Owner LLC	Delaware	100
PL Dean Member, LLC	Delaware	100
Dean Investor, LLC	Delaware	100
PREG San Antonio Apartments, LP	California	22.75
San Antonio Apartments, LLC	California	100
PL Hadley Member, LLC	Delaware	100
Hadley Investor, LLC	Delaware	100
525 East Evelyn, LP	California	19
Hadley Apartments, LLC	California	100
PL Metropolitan Member, LLC	Delaware	100
Metropolitan Investor, LL	Delaware	100
San Mateo West, a California Limited Partnership	California	39
PL Moreland Member, LLC	Delaware	100
Moreland Investor, LLC	Delaware	100
Fourth Avenue, LLC	California	36
SNB HoldCo, LLC	Delaware	100
SNB 116 Owner, LLC	Delaware	100
SNB 120 Owner, LLC	Delaware	100
SNB 124/125 Owner, LLC	Delaware	100
SNB 540 Hotel Owner, LLC	Delaware	100
PL Bala Cynwyd Member, LLC	Delaware	100
Bala Cynwyd Holdings LLC	Delaware	90
PL Trimble Member, LLC	Delaware	100
Trimble Building A Holdings LLC	Delaware	95
PL Highridge Member, LLC	Delaware	100
Peacock Ridge Apartments Partners LLC	Delaware	90
Peacock Ridge Apartments LLC	Delaware	100
PL Troy Tower Owner, LLC	Delaware	100
PL CorAm LLC	Delaware	100
PL Ascend Member, LLC	Delaware	100
PL Marina Shores Member, LLC	Delaware	100
6700 PCH Owner, LLC	Delaware	90
PL Chapter Michigan Member, LLC	Delaware	100
Chapter at Ann Arbor JV, LLC	Delaware	90
Chapter at Ann Arbor, LLC	Delaware	100
PL Aptakisic Member, LLC	Delaware	100
Aptakisic Road Venture, LLC	Delaware	95
Confederation Life Insurance and Annuity Company	Georgia	100
Pacific Global Asset Management LLC (Formerly known as Pacific Asset Advisors LLC)	Delaware	100
Pacific Global Advisors LLC	Delaware	100
Pacific Private Fund Advisors LLC	Delaware	100
Pacific Co-Invest Credit I GP LLC #	Delaware	100
Pacific Co-Invest Credit II GP LLC #	Delaware	100
Pacific Co-Invest Opportunities I GP LLC #	Delaware	100
Pacific Co-Invest Opportunities II GP LLC #	Delaware	100
Pacific Private Credit II GP LLC #	Delaware	100
Pacific Private Credit III GP LLC #	Delaware	100
Pacific Private Credit IV GP LLC #	Delaware	100
Pacific Private Credit V GP LLC #	Delaware	100
Pacific Private Credit Opportunities II GP LLC #	Delaware	100
Pacific Private Equity I GP LLC #	Delaware	100
Pacific Private Equity Opportunities II GP LLC #	Delaware	100
Pacific Private Equity Opportunities III GP LLC #	Delaware	100
Pacific Private Equity Opportunities V GP LLC #	Delaware	100
Pacific Private Feeder III GP, LLC #	Delaware	100
Pacific Private Feeder IV GP, LLC #	Delaware	100
Pacific Private Equity Opportunities IV GP LLC #	Delaware	100
PPFA Credit Opportunities I GP LLC #	Delaware	100
CAA-PPFA Equity Opportunities I GP LLC #	Delaware	100

CAA-PPFA Opportunities II GP LLC #	Delaware	100
Pacific Private Equity Opportunities Fund II-B, LLC #	Delaware	0.01
Pacific Private Equity II GP LLC #	Delaware	100
Pacific Private Equity II-A GP LLC #	Delaware	100
Pacific Private Equity Opportunities VI GP LLC #	Delaware	100
Pacific Life Fund Advisors LLC	Delaware	100
Pacific Life Trade Receivable GP LLC # (Formerly known as PAM Trade Receivable GP LLC)	Delaware	100
Pacific Alliance Reinsurance Company of Vermont	Vermont	100
Pacific Baleine Reinsurance Company	Vermont	100
Pacific Private Equity Incentive Allocation LLC	Delaware	100
Pacific Life & Annuity Services, Inc.	Missouri	100
Pacific Life Re Holdings LLC	Delaware	100
Pacific Life Re Global Limited (Formerly known as Pacific Life Reinsurance (Barbados) Ltd.)	Bermuda	100
Pacific Life Re International Limited	Bermuda	100
Pacific Life Re (Australia) Pty Limited	Australia	100
Pacific Life Re Holdings Limited	England	100
Pacific Life Re Limited	England	100
Pacific Life Holdings Bermuda Limited	Bermuda	100
Pacific Life Re (Shanghai) Information Consulting Services Co., Ltd.	China	100
Pacific Life Services Bermuda Limited	Bermuda	100
Pacific Life Re Services Singapore Pte. Limited	Singapore	100
Pacific Life Re Services Limited	England	100
UnderwriteMe Limited	England	100
UnderwriteMe Technology Solutions Limited	England	100
UnderwriteMe North America Corp.	Delaware	100
UnderwriteMe Australia Pty Limited	Australia	100
Pacific Life Services Canada Limited	Canada	100

LEGAL STRUCTURE

__________________________________

# = Abbreviated structure

Item 30. Indemnification

(a) The Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company (collectively referred to as “Pacific Life”) and Pacific Select Distributors, LLC (PSD) provides substantially as follows:

Pacific Life shall indemnify and hold harmless PSD and PSD’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages, and liabilities incurred as the direct or indirect result of: (i) negligent, dishonest, fraudulent, unlawful, or criminal acts, statements, or omissions by Pacific Life or its employees, agents, officers, or directors; (ii) Pacific Life’s breach of this Agreement; (iii) Pacific Life’s failure to comply with any statute, rule, or regulation; (iv) a claim or dispute between Pacific Life and a Broker/Dealer (including its Representatives) and/or a Contract owner. Pacific Life shall not be required to indemnify or hold harmless PSD for expenses, losses, claims, damages, or liabilities that result from PSD’s misfeasance, bad faith, negligence, willful misconduct or wrongful act.

PSD shall indemnify and hold harmless Pacific Life and Pacific Life’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages and liabilities incurred as the direct or indirect result of: (i) PSD’s breach of this Agreement; and/or (ii) PSD’s failure to comply with any statute, rule, or regulation. PSD shall not be required to indemnify or hold harmless Pacific Life for expenses, losses, claims, damages, or liabilities that have resulted from Pacific Life’s willful misfeasance, bad faith, negligence, willful misconduct or wrongful act.

(b) The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, LLC (PSD) and Various Broker-Dealers and

Agency (Selling Entities) provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Entities, their officers, directors, agents and employees, against any and all losses, claims, damages, or liabilities to which they may become subject under the Securities Act, the

Exchange Act, the Investment Company Act of 1940, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the Securities Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature provided by Pacific Life and PSD.

Selling Entities agree to, jointly and severally, hold harmless and indemnify Pacific Life and PSD and any of their respective affiliates, employees, officers, agents and directors (collectively, “Indemnified Persons”) against any and all claims, liabilities and expenses (including, without limitation, losses occasioned by any rescission of any Contract pursuant to a “free look” provision or by any return of initial purchase payment in connection with an incomplete application), including, without limitation, reasonable attorneys’ fees and expenses and any loss attributable to the investment experience under a Contract, that any Indemnified Person may incur from liabilities resulting or arising out of or based upon (a) any untrue or alleged untrue statement other than statements contained in the registration statement or prospectus relating to any Contract, (b) (i) any inaccurate or misleading, or allegedly inaccurate or misleading sales material used in connection with any marketing or solicitation relating to any Contract, other than sales material provided preprinted by Pacific Life or PSD, and (ii) any use of any sales material that either has not been specifically approved in writing by Pacific Life or PSD or that, although previously approved in writing by Pacific Life or PSD, has been disapproved, in writing by either of them, for further use, or (c) any act or omission of a Subagent, director, officer or employee of Selling Entities, including, without limitation, any failure of Selling Entities or any Subagent to be registered as required as a broker/dealer under the 1934 Act, or licensed in accordance with the rules of any applicable SRO or insurance regulator.

(c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers or persons controlling Pacific Life pursuant to the foregoing provisions, Pacific Life has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

(a)

PSD also acts as principal underwriter for Pacific Life Insurance Company, on its own behalf and on behalf of its Separate Account I, Separate Account A, Separate Account B, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Pacific Select Exec Separate Account, Pacific COLI Separate Account, Pacific COLI Separate Account II, Pacific COLI Separate Account III, Pacific COLI Separate Account IV, Pacific COLI Separate Account V, Pacific COLI Separate Account VI, Pacific COLI Separate Account X, Pacific COLI Separate Account XI, Pacific Select Separate Account, and Pacific Life & Annuity Company, on its own behalf and on behalf of its Separate Account A, Pacific Select Exec Separate Account, and Separate Account I.

(b)

For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference. This exhibit can be found at http://brokercheck.finra.org/firm/summary/4452

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 32. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 33. Management Services

Inapplicable

Item 34. Fee Representation

REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

Additional Representations

Pacific Life Insurance Company and the Registrant are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 80 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 9th day of October, 2025.

SEPARATE ACCOUNT A
(Registrant)

PACIFIC LIFE INSURANCE COMPANY

By:
Darryl D. Button*
Director, Chairman, President, and Chief Executive Officer

PACIFIC LIFE INSURANCE COMPANY
(Depositor)

By:
Darryl D. Button *
Director, Chairman, President, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 80 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

		Director, Chairman, President, and Chief Executive Officer	October 9, 2025
Darryl D. Button*

		Director, Executive Vice President and Chief Financial Officer	October 9, 2025
Vibhu R. Sharma*

		Director, Executive Vice President, General Counsel and Assistant Secretary	October 9, 2025
Jason Orlandi*

		Vice President and Secretary	October 9, 2025
Starla C. Yamauchi*

		Senior Vice President and Chief Accounting Officer	October 9, 2025
Carol J. Krosky*

		Executive Vice President	October 9, 2025
Dawn M. Behnke*

		Senior Vice President and Treasurer	October 9, 2025
Craig W. Leslie*

*By:	/s/ ALISON RYAN		October 9, 2025
Alison Ryan
as attorney-in-fact

(Powers of Attorney are contained in Registrant's Form N-4 File No. 333-261003, Accession Number 0001104659-25-077640 filed on August 13, 2025, as Exhibit 15.)